SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies [Line Items]
Schedule of Restrictions on Cash and Cash Equivalents
The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the statement of financial position to the consolidated statements of cash flows.

	December 31,
	2020	2019
Cash and cash equivalents	$15,645	$11,641
Restricted cash included in prepaid expenses and other current assets	—	140
Restricted cash included in restricted deposits	447	416
Total cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows	$16,092	$12,197

Schedule of Property, Plant and Equipment	Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

Years
Computers and peripheral equipment	3
Office furniture and equipment	5-7
Lease improvements	The shorter of the lease term or the useful life of the asset
Property and equipment consist of the following:

	December 31,
	2020	2019
Cost:
Computers and peripheral equipment	$1,260	$1,083
Office furniture and equipment	633	577
Leasehold improvements	2,162	1,496
	4,055	3,156
Accumulated depreciation	(1,730)	(1,255)
Depreciated cost	$2,325	$1,901

Schedule of Finite-Lived Intangible Assets
Amortization is calculated over the estimated useful lives of the assets using straight-line amortization methods:

Years
Technology	3
Customer relationships	1.5
Intangible assets consist of the following:

	December 31,
	2020	2019
Cost:
Technology	$200	$200
Customer relationships	198	198
	398	398
Accumulated depreciation	(365)	(166)
Amortized cost	$33	$232

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table present information about the Company’s financial instruments that are measured at fair value on a recurring basis:

	September 30, 2021
	(Unaudited)
	Level 1	Level 2	Level 3
Assets:
Money market funds	$11,013	$—	$—
Liabilities:
Warrants liability	$—	$—	$3,690

	December 31, 2020
	Level 1	Level 2	Level 3
Assets:
Money market funds	$9,009	$—	$—
Liabilities:
Warrants liability	$—	$—	$499

The following table present information about the Company’s financial instruments that are measured at fair value on a recurring basis:

	December 31, 2020
	Level 1	Level 2	Level 3
Assets:
Money market funds	$9,009	$—	$—
Liabilities:
Warrants liability	$—	$—	$499

	December 31, 2019
	Level 1	Level 2	Level 3
Assets:
Money market funds	$11,001	$—	$—
Liabilities:
Warrants liability	$—	$—	$413

Schedule of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The change in the fair value of the Warrants liability is summarized below:

	September 30,	December 31
	2021	2020
	(Unaudited)
Beginning of the period	$499	$413
Change in fair value	3,191	86
End of the period	$3,690	$499
The change in the fair value of the Warrants liability is summarized below:

	December 31,
	2020	2019
Beginning of the year	$413	$389
Change in fair value	86	24
End of the year	499	413

Schedules of Concentration of Risk, by Risk Factor
During the nine months ended September 30, 2021 (unaudited) and 2020 (unaudited), one of the Company’s customers accounted for the Company’s total revenues as presented below:

	Nine months ended September 30,
	2021	2020
	(Unaudited)	(Unaudited)
Customer A	8%	10%

During the years ended December 31, 2020 and 2019, two of the Company’s customers accounted for approximately 18% and 21%, respectively, of the Company’s total revenues as presented below:

	Year ended December 31,
	2020	2019
Customer A	8%	11%
Customer B	10%	10%
	18%	21%

ION Acquisition Corp 2 LTD
Summary of Significant Accounting Policies [Line Items]
Schedule of Shares Reflected in the Condensed Balance Sheets
At September 30, 2021 and December 31, 2020, the Class A ordinary shares reflected in the condensed balance sheets are reconciled in the following table:

Gross proceeds	$253,000,000
Less:
Proceeds allocated to Public and Private Warrants	$(30,065,074)
Class A ordinary shares issuance costs	$(14,138,380)
Plus:
Proceeds received from issuance of Private Warrants	$7,060,000
Accretion of carrying value to redemption value	$37,143,454
Class A ordinary shares subject to possible redemption	$253,000,000

Schedule of Basic and Diluted Net Income (Loss) per Ordinary Share
The following tables reflect the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

	Three Months Ended September 30, 2021		Nine Months Ended September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net loss	$ (1,238,910)	$(309,728)	$(3,218,079)	$(950,008)
Accretion of temporary equity to redemption value			$37,143,454
Allocation of net income (loss), as adjusted	$ (1,238,910)	$(309,728)	$33,925,375	$(950,008)
Denominator:
Basic and diluted weighted average shares outstanding	$25,300,000	$6,325,000	$20,944,322	$6,182,967

Basic and diluted net income (loss) per ordinary share	$(0.05)	$(0.05)	$1.62	$(0.15)